Pacer Trendpilot US Bond ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Par Value	Value
CORPORATE BONDS - 98.3%
Advertising - 1.6%
Lamar Media Corp.
5.750%, 02/01/2026	$1,100,000	$1,162,535
Aerospace/Defense - 1.9%
Kratos Defense & Security Solutions, Inc.
6.500%, 11/30/2025 (a)	630,000	672,786
TransDigm, Inc.
6.250%, 03/15/2026 (a)	700,000	756,262
		1,429,048
Apparel - 0.1%
The William Carter Co.
5.625%, 03/15/2027 (a)	50,000	53,359
Auto Manufacturers - 1.3%
Navistar International Corp.
6.625%, 11/01/2025 (a)	950,000	995,519
Auto Parts & Equipment - 1.6%
Delphi Technologies PLC
5.000%, 10/01/2025 (a)	1,050,000	1,165,500
Banks - 0.6%
Barclays PLC
5.200%, 05/12/2026	400,000	451,447
Building Materials - 5.3%
Builders FirstSource, Inc.
6.750%, 06/01/2027 (a)	1,400,000	1,537,266
Masonite International Corp.
5.750%, 09/15/2026 (a)	1,100,000	1,169,132
PGT Escrow Issuer, Inc.
6.750%, 08/01/2026 (a)	1,150,000	1,233,775
		3,940,173
Chemicals - 2.7%
CF Industries, Inc.
5.150%, 03/15/2034	740,000	856,069
The Chemours Co.
5.375%, 05/15/2027	850,000	739,521
Element Solutions, Inc.
5.875%, 12/01/2025 (a)	400,000	414,444
		2,010,034
Coal - 0.8%
Peabody Energy Corp.
6.000%, 03/31/2022 (a)	225,000	209,250
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.500%, 06/15/2025 (a)	400,000	384,996
		594,246
Computers - 1.0%
NCR Corp.
6.125%, 09/01/2029 (a)	700,000	765,100
Construction - 1.0%
Tutor Perini Corp.
6.875%, 05/01/2025 (a)	800,000	754,000
Distribution/Wholesale - 0.6%
HD Supply, Inc.
5.375%, 10/15/2026 (a)	50,000	53,116
IAA, Inc.
5.500%, 06/15/2027 (a)	350,000	372,050
		425,166
Diversified Financial Services - 2.5%
Enova International, Inc.
8.500%, 09/15/2025 (a)	1,400,000	1,392,762
Navient Corp.
6.750%, 06/15/2026	400,000	434,740
		1,827,502
Electric - 5.0%
AES Corp
5.125%, 09/01/2027	150,000	158,632
NRG Energy, Inc.
6.625%, 01/15/2027	1,260,000	1,356,831
Talen Energy Supply LLC
6.625%, 01/15/2028 (a)	1,400,000	1,403,987
TransAlta Corp.
6.500%, 03/15/2040	745,000	772,803
		3,692,253
Electrical Components & Equipment - 1.5%
Energizer Holdings, Inc.
6.375%, 07/15/2026 (a)	1,050,000	1,120,245
Electronics - 0.7%
Sensata Technologies BV
4.875%, 10/15/2023 (a)	470,000	501,720
Engineering & Construction - 2.1%
frontdoor, Inc.
6.750%, 08/15/2026 (a)	1,400,000	1,534,404
Entertainment - 1.9%
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, 10/15/2025 (a)	560,000	569,744
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op
5.375%, 04/15/2027	120,000	127,371
Eldorado Resorts, Inc.
6.000%, 09/15/2026	250,000	274,531
International Game Technology PLC
6.250%, 02/15/2022 (a)	400,000	419,712
		1,391,358
Finance and Insurance - 1.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/2026	970,000	1,020,007
Food - 0.7%
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (a)	150,000	157,813
Pilgrim's Pride Corp.
5.875%, 09/30/2027 (a)	350,000	371,892
		529,705
Hand/Machine Tools - 0.8%
Colfax Corp.
6.000%, 02/15/2024 (a)	560,000	590,747
Healthcare-Products - 0.5%
Teleflex, Inc.
4.875%, 06/01/2026	400,000	418,139
Healthcare-Services - 1.5%
Charles River Laboratories International, Inc.
5.500%, 04/01/2026 (a)	700,000	746,251
Tenet Healthcare Corp.
4.625%, 09/01/2024 (a)	400,000	412,500
		1,158,751
Home Builders - 5.6%
Forestar Group, Inc.
8.000%, 04/15/2024 (a)	1,400,000	1,530,081
LGI Homes, Inc.
6.875%, 07/15/2026 (a)	1,400,000	1,482,736
MDC Holdings, Inc.
6.000%, 01/15/2043	625,000	696,816
PulteGroup, Inc.
6.375%, 05/15/2033	360,000	436,760
		4,146,393
Information - 0.3%
Liberty Interactive LLC
8.250%, 02/01/2030	200,000	203,370
Insurance - 0.8%
Genworth Holdings, Inc.
6.500%, 06/15/2034	600,000	608,708
Iron/Steel - 3.3%
AK Steel Corp.
7.500%, 07/15/2023	400,000	416,166
Mineral Resources Ltd.
8.125%, 05/01/2027 (a)	1,260,000	1,379,476
United States Steel Corp.
6.875%, 08/15/2025	700,000	631,243
		2,426,885
Lodging - 1.6%
Boyd Gaming Corp.
6.000%, 08/15/2026	1,100,000	1,171,882
Machinery-Construction & Mining - 0.8%
BWX Technologies, Inc.
5.375%, 07/15/2026 (a)	600,000	637,709
Machinery-Diversified - 1.5%
The Manitowoc Co., Inc.
9.000%, 04/01/2026 (a)	1,050,000	1,120,741
Manufacturing - 5.2%
Hanesbrands, Inc.
4.875%, 05/15/2026 (a)	130,000	137,228
HB Fuller Co.
4.000%, 02/15/2027	700,000	702,255
Ingevity Corp.
4.500%, 02/01/2026 (a)	200,000	202,569
Koppers, Inc.
6.000%, 02/15/2025 (a)	550,000	564,844
Olin Corp.
5.000%, 02/01/2030	1,025,000	1,045,244
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (a)	985,000	1,004,725
Valvoline, Inc.
4.375%, 08/15/2025	170,000	174,746
		3,831,611
Media - 2.7%
Gray Television, Inc.
5.875%, 07/15/2026 (a)	1,000,000	1,048,100
Sinclair Television Group, Inc.
5.875%, 03/15/2026 (a)	900,000	946,937
		1,995,037
Metal Fabricate/Hardware - 1.4%
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	1,050,000	1,068,876
Mining - 3.7%
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	400,000	412,929
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (a)	250,000	253,541
IAMGOLD Corp.
7.000%, 04/15/2025 (a)	945,000	976,105
Novelis Corp.
5.875%, 09/30/2026 (a)	1,050,000	1,115,439
		2,758,014
Oil & Gas - 2.8%
Canacol Energy Ltd.
7.250%, 05/03/2025 (a)	400,000	432,834
Denbury Resources, Inc.
9.000%, 05/15/2021 (a)	400,000	376,900
Gran Tierra Energy, Inc.
7.750%, 05/23/2027 (a)	50,000	48,708
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000%, 12/01/2024 (a)	400,000	365,166
PBF Holding Co LLC / PBF Finance Corp.
7.000%, 11/15/2023	400,000	415,606
Southwestern Energy Co.
7.500%, 04/01/2026	50,000	41,861
W&T Offshore, Inc.
9.750%, 11/01/2023 (a)	400,000	379,716
		2,060,791
E-Commerce/Services - 0.8%
Photo Holdings Merger Sub, Inc.
8.500%, 10/01/2026 (a)	650,000	608,968
Packaging & Containers - 4.9%
Greif, Inc.
6.500%, 03/01/2027 (a)	1,050,000	1,132,656
Matthews International Corp.
5.250%, 12/01/2025 (a)	1,400,000	1,404,081
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/2025 (a)	1,050,000	1,119,998
		3,656,735
Pharmaceuticals - 1.8%
Bausch Health Americas, Inc.
9.250%, 04/01/2026 (a)	1,100,000	1,257,410
Bausch Health Cos, Inc.
5.750%, 08/15/2027 (a)	50,000	53,588
		1,310,998
Pipelines - 3.9%
Cheniere Energy Partners LP
5.625%, 10/01/2026	285,000	299,072
CNX Midstream Partners LP / CNX Midstream Finance Corp.
6.500%, 03/15/2026 (a)	1,200,000	1,104,417
EnLink Midstream LLC
5.375%, 06/01/2029	750,000	680,492
Genesis Energy LP / Genesis Energy Finance Corp.
6.250%, 05/15/2026	845,000	809,280
		2,893,261
Real Estate - 1.7%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, 12/01/2021 (a)	200,000	201,700
The GEO Group Inc.
5.125%, 04/01/2023	1,145,000	1,082,025
		1,283,725
Retail - 3.7%
eG Global Finance PLC
6.750%, 02/07/2025 (a)	600,000	608,751
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/2026 (a)	730,000	766,518
Penske Automotive Group, Inc.
5.500%, 05/15/2026	1,300,000	1,347,970
		2,723,239
Retail Trade - 0.7%
L Brands, Inc.
6.750%, 07/01/2036	500,000	497,450
Software - 5.8%
CDK Global, Inc.
5.875%, 06/15/2026	1,100,000	1,170,785
The Dun & Bradstreet Corp.
6.875%, 08/15/2026 (a)	1,100,000	1,209,312
IQVIA, Inc.
5.000%, 10/15/2026 (a)	400,000	419,429
Nuance Communications, Inc.
5.625%, 12/15/2026	1,400,000	1,492,502
		4,292,028
Telecommunications - 6.7%
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (a)	700,000	745,209
Embarq Corp.
7.995%, 06/01/2036	1,160,000	1,291,341
Plantronics, Inc.
5.500%, 05/31/2023 (a)	995,000	962,653
Sprint Capital Corp.
6.875%, 11/15/2028	780,000	795,093
United States Cellular Corp.
6.700%, 12/15/2033	1,050,000	1,192,614
		4,986,910
Transportation - 1.5%
Global Ship Lease, Inc.
9.875%, 11/15/2022 (a)	930,000	968,653
XPO Logistics, Inc.
6.750%, 08/15/2024 (a)	130,000	140,523
		1,109,176
TOTAL CORPORATE BONDS (Cost $71,939,017)		72,923,465

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.50%	61,571	61,571
TOTAL SHORT-TERM INVESTMENTS (Cost $61,571)		61,571

Total Investments (Cost $72,000,588) - 98.4%		72,985,036
Other Assets in Excess of Liabilities - 1.6%		1,162,928
TOTAL NET ASSETS - 100.0%		$74,147,964

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The vale of those securities total $46,465,754 or 62.7% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ -	$ 72,923,465	$ -	$ -	$ 72,923,465
Short-Term Investments	61,571	-	-	-	61,571
Total Investments in Securities	$ 61,571	$ 72,923,465	$ -	$ -	$ 72,985,036
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.